                        INTEGRITY LIFE INSURANCE COMPANY
                             515 West Market Street
                           Louisville, Kentucky 40202


May 3, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      Separate Account Ten of Integrity Life Insurance Company
         Rule 497(j) Prospectus and Statement of Additional Information Filing Registration No. 333-46389

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant's post-effective amendment number 2 to its Registration Statement on Form N-3, which was filed electronically on April 28, 2000.


Sincerely,


/s/ Craig A. Hawley
Assistant General Counsel